RELATED PARTY TRANSACTIONS AND BALANCES (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember			srt:AffiliatedEntityMember
Total revenues	¥ 25,307	$ 3,618	€ 750	¥ 23,891	¥ 21,882
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Allowance for expected credit losses	(37)			(64)
Total	314			348
Amounts due to related parties	129			74
Related party | Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	265			284
Amounts due to related parties	60			41
Related party | Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	307			297	260
Related party | Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	19			19	19
Related party | Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	116			146	112
Related party | Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	19			49
Related party | Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues				11	10
Related party | Huamai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	16			26
Related party | Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	14			14
Related party | Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	12			15
Amounts due to related parties	20			14
Related party | Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	38			36	37
Related party | Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	28			32	17
Related party | Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	5			6	5
Related party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	25			24
Amounts due to related parties	49			19
Related party | Azure | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 21			¥ 21	¥ 17